WARRANTS	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc. (“Hawk”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s financial advisor.

In connection with the stock offering in February, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. In addition, the Company issued 220,410 warrants to the institutional investors aggregately and issued 73,470 warrants to FT Global Capital, Inc. (“FT Global”), as a portion of the placement commission. These warrants will be exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance.

There were a total of 551,380 warrants issued and outstanding as of June 30, 2014. All the warrants issued to “A&S” have the right to purchase one share of common stock for an exercise price of $10.00 per share with a term of 5 years. All the warrants granted to Hawk have the right to purchase one share of common stock for an exercise price of $9.60 per share with a term of 5 years. All the warrants granted to FirsTrust have the right to purchase one share of common stock for an exercise price of $4.00 per share with a term of 5 years. All the warrants granted to the certain institutional investors have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years. All the warrants granted to the FT Global Capital, Inc. have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years.

The fair value of the outstanding warrants at June 30, 2014 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	5.55
Exercise price (USD/share)	$4.00, $9.60, $10.00,$11.86
Risk free rate	0.69%, 0.09%, 0.09%,0.77%
Dividend yield	-
Expected term/Contractual life (years)	2.53, 0.81, 0.81,3.15
Expected volatility	150.76%,89.48%,89.48%,170.06%

The following table sets forth by level within the fair value hierarchy our financial instruments that are measured at fair value on a recurring basis:

	Carrying Value at June 30, 2014	Fair Value Measurement at June 30, 2014
		Level 1	Level 2	Level 3
Warrants liability	$1,891,397	$-	$1,891,397	$-

	Carrying Value at December 31, 2013	Fair Value Measurement at December 31, 2013
		Level 1	Level 2	Level 3
Warrants liability	$720,857	$-	$720,857	$-

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	June 30, 2014	June 30, 2013
	US$	US$
Beginning balance	720,857	374,166
Warrants issued	2,698,375	-
Fair value change of the issued warrants included in earnings	(1,527,835)	4,413
Ending balance	1,891,397	378,579

Following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2012	257,500	$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	257,500	$7.66	2.48

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2013	257,500	$7.66	2.48
Granted	293,880
Forfeited	-
Exercised	-
Outstanding as of June 30, 2014	551,380	$9.90	2.37